Note 7 - Income Taxes	12 Months Ended
Jun. 28, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7. INCOME TAXES

The Company is required to analyze all material positions it has taken or plans to take in all tax returns that have been filed or should have been filed with all taxing authorities for all years still subject to challenge by those taxing authorities. If the position taken is “more-likely-than-not” to be sustained by the taxing authority on its technical merits and if there is more than a 50% likelihood that the position would be sustained if challenged and considered by the highest court in the relevant jurisdiction, the tax consequences of that position should be reflected in the taxpayer’s financial statements.

The Company had no material unrecognized tax benefits at June 28, 2015 nor does it expect any significant change in that status during the next twelve months. No accrued interest or penalties on uncertain tax positions have been included on the consolidated statements of earnings and comprehensive earnings or the consolidated balance sheet. Should the Company adopt tax positions for which it would be appropriate to accrue interest and penalties, such costs would be reflected in the tax expense for the period in which such costs accrued. The Company is subject to U.S. Federal income tax and to several state jurisdictions. Returns filed for tax periods ending after July 3, 2011 are still open to examination by those relevant taxing authorities.

The significant components of the Company's deferred tax assets and liabilities were as follows:

	June 28, 2015	June 29, 2014
Deferred tax:
Land, buildings, and equipment	$696,244	$827,197
Unrealized gain on available-for-sale securities	1,509,633	1,596,862
Prepaid expenses and other	(25,849)	(31,138)
Deferred tax liabilities	$2,180,028	$2,392,921

Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate to income before tax for the following reasons:

	For the Years Ended
	2015	2014
Taxes computed at statutory rate	34.0%	34.0%
State income taxes, net of Federal income tax benefit	2.8	(4.6)
Dividends received exclusion	(2.8)	(6.6)
All other net	(2.3)	3.7
	31.7%	26.5%

Income tax expense from continuing operations differs from the amounts computed by applying the
U.S. Federal income tax rate to income from continuing operations before tax for the following reasons:

	For the Years Ended
	2015	2014
Taxes computed at statutory rate	34.0%	34.0%
State income taxes, net of Federal income tax benefit	2.8	(4.6)
Dividends received exclusion	(2.8)	(6.6)
All other net	(2.3)	3.7
	31.7%	26.5%